UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22342

2009 Dole Food Automatic Common Exchange Security Trust
(Exact name of registrant as specified in charter)

c/o U.S. Bank National Association, Corporate Trust Services
633 West 5th Street, 24th Floor, LM-CA T24T, Los Angeles, CA  90071
(Address of principal executive offices) (Zip code)

Donald J. Puglisi
c/o U.S. Bank National Association, Corporate Trust Services
633 West 5th Street, 24th Floor, LM-CA T24T, Los Angeles, CA  90071
(Name and address of agent for service)

Registrant's telephone number, including area code: (213) 615-6043

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Item 1. Proxy Voting Record.

The Fund did not hold voting securities; therefore, the Fund did not have any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 2009 Dole Food Automatic Common Exchange Security Trust

By (Signature and Title) /s/ Donald J. Puglisi________________________
Donald J. Puglisi, Managing Trustee

Date August 11, 2010